Consolidated Balance Sheets - USD ($)		Sep. 30, 2023	Sep. 30, 2022
CURRENT ASSETS
Cash		$ 5,285,247	$ 5,711,458
Short-term investments		13,219,005	13,148,594
Accounts receivable, net		10,667,603	15,183,890
Inventories, net		3,343,266	2,206,488
Advance to suppliers		180,643	16,701
Prepayment for acquisition		3,426,535	3,514,450
Prepaid expenses and other current assets		626,241	1,724,099
TOTAL CURRENT ASSETS		36,810,218	41,505,680
Property and equipment, net		3,699,965	4,250,638
Prepayments made to a related party for purchase of property		2,192,982	2,249,248
Prepayments for construction in progress		9,092,996	9,326,296
Intangible assets, net		148,584	157,451
Investment in equity securities		685,307	702,890
Deferred tax assets		656,980	1,347,672
TOTAL NONCURRENT ASSETS		16,476,814	18,034,195
TOTAL ASSETS		53,287,032	59,539,875
CURRENT LIABILITIES
Short-term bank loans		5,482,456	3,936,184
Accounts payable		4,585,285	3,075,393
Taxes payable		434,758	167,350
Accrued expenses and other current liabilities		2,711,736	2,539,362
TOTAL CURRENT LIABILITIES		13,754,331	13,097,552
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY
Ordinary shares, value	[1]	67,969	67,969
Additional paid in capital		29,279,159	29,279,159
Statutory reserve		2,439,535	2,439,535
Retained earnings		10,159,304	16,322,365
Accumulated other comprehensive loss		(2,413,266)	(1,666,705)
TOTAL SHAREHOLDERS’ EQUITY		39,532,701	46,442,323
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		53,287,032	59,539,875
Related Party
CURRENT ASSETS
Due from related parties		61,678
CURRENT LIABILITIES
Due to related parties		540,096	3,379,263
Related Party
CURRENT ASSETS
Due from related parties		$ 61,678

[1]	Retrospectively restated for effect of 6-for-1 share consolidation.